LiveWell Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated July 20, 2021

to the Prospectus Dated May 1, 2021

This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.

This supplement will alter the prospectus for the flexible premium deferred variable annuity contract listed above in the following manner:

The following investment option will undergo a name change effective on or about August 7, 2021.

Old Name	New Name
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	Franklin Dynamic Multi-Strategy VIT Portfolio Class II

The following investment options will undergo a name change, under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS, effective on or about August 7, 2021.

Franklin Dynamic Multi- Strategy VIT Portfolio[5] Class II (Formerly QS Legg Mason Dynamic Multi-Strategy VIT Portfolio5) Class II	Seeks the highest total return (that is,
a combination of income and long-
term capital appreciation) over time
consistent with its asset mix. The
portfolio will seek to reduce volatility as a secondary objective.	Legg Mason Partners Fund Advisor, LLC, investment manager; QS Investors, LLC, Western

5 This Investment Option was closed to new investors as of August 1, 2017. If you had money invested in this Investment Option as of the close of business on July 31, 2017, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

A corresponding change is hereby made throughout the prospectus and Statement of Additional Information (SAI).

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this supplement for future reference.